REVENUE	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE
NOTE 6—REVENUE
The following table presents the Company’s revenue by service category:

	Year ended December 31,
	2021	2020	2019
Online	$140,664	$97,440	$64,378
In-person	—	6,528	26,074

	$140,664	$103,968	$90,452

Contract liabilities are recorded within “Deferred revenue” in the Company’s Consolidated Balance Sheets. Deferred revenue consists of advanced payments from customers for performance obligations that have not been satisfied. Deferred revenue is recognized when the services are provided, and all other revenue recognition criteria have been met. The following table presents the Company’s “Accounts receivable, net” and “Deferred revenue” balances:

	December 31,
	2021	2020
Accounts receivable, net	$5,321	$475
Deferred revenue	$30,005	$17,270
“Accounts receivable, net”, is shown net of reserves of $477 and $234 as of December 31, 2021 and 2020, respectively. The Company expects to recognize substantially all of the deferred revenue balance in the next twelve months.